Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance (PVP) Table

							Value of Initial Fixed $100 Investment Based on

Year (a)	Summary Compensation Table (SCT) Total for CEO (Moeller) 1 ($) (b)	Compensation Actually Paid to CEO (Moeller) 2 ($) (c)	SCT Total for CEO (Taylor) 1 ($) (b)	Compensation Actually Paid to CEO (Taylor) 2 ($) (c)	Average SCT Total for non-CEO NEOs 3 ($) (d)	Average Compensation Actually Paid to non-CEO NEOs 3 ($) (e)	P&G TSR ($) (f)	Peer Group TSR (S&P 500 Consumer Staples) 4 ($) (g)	Net Income ($B) (h)	Organic Sales Growth 5 (i)

2022-23	21,715,625	26,736,735	—	—	7,174,555	8,811,521	$136.63	$140.17	$14.7	6.9%

2021-22	17,716,015	30,332,659	18,595,382	34,333,232	6,783,743	11,363,522	$126.14	$131.49	$14.8	6.7%

2020-2 1			23,900,381	38,202,429	6,683,975	10,555,409	$115.62	$123.29	$14.4	6.4%

(1)
Mr. Moeller served as CEO for the entirety of fiscal 2023. During FY 2022, Mr. Taylor served 4 months as CEO and 8 months as Executive Chairman of the Board before retiring at the end of FY 2022. Mr. Moller served 8 months as CEO during FY 2022. Mr. Taylor served as CEO for the entirety of fiscal 2021.

(2)	See section titled “Compensation Actually Paid Reconciliation” below for details on the CAP calculation.

(3)	The following non-CEO NEOs are included in the average compensation in columns (d) and (e) for each respective fiscal year above:

•	FY 2023 represented compensation for Andre Schulten, Ma. Fatima D. Francisco, Shailesh Jejurikar, and R. Alexandra Keith

•	FY 2022 represented compensation for Andre Schulten, Ma. Fatima D. Francisco, Shailesh Jejurikar, R. Alexandra Keith, and Carolyn Tastad

•	FY 2021 represented compensation for Andre Schulten, Jon Moeller, Steven Bishop, Mary Lynn Ferguson-McHugh, and Shailesh Jejurikar

(4)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Consumer Staples Index (SP500.30).

(5)
In accordance with SEC rules, the Company is required to include in the Pay versus Performance table the “most important” financial performance measures (as determined by the Company) used to link compensation actually paid to our executive officers to Company performance for the most recently completed fiscal year. The Company determined that Organic Sales Growth, which is a key driver of our annual and long-term incentive payouts, meets this requirement and therefore, we have included this performance measure in the Pay versus Performance table. See Exhibit A for a reconciliation of Organic Sales Growth to Net Sales Growth.

Company Selected Measure Name	Organic Sales Growth
Named Executive Officers, Footnote
(3)	The following non-CEO NEOs are included in the average compensation in columns (d) and (e) for each respective fiscal year above:

•	FY 2023 represented compensation for Andre Schulten, Ma. Fatima D. Francisco, Shailesh Jejurikar, and R. Alexandra Keith

•	FY 2022 represented compensation for Andre Schulten, Ma. Fatima D. Francisco, Shailesh Jejurikar, R. Alexandra Keith, and Carolyn Tastad

•	FY 2021 represented compensation for Andre Schulten, Jon Moeller, Steven Bishop, Mary Lynn Ferguson-McHugh, and Shailesh Jejurikar

Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Consumer Staples Index (SP500.30).
Adjustment To PEO Compensation, Footnote

	2022-23		2021-22			2020-21

Adjustments	CEO (a) (Moeller)	Other NEOs Average	CEO (a) (Taylor)	CEO (a) (Moeller)	Other NEOs Average	CEO (a) (Taylor)	Other NEOs Average

Summary Compensation Table (SCT) Total	21,715,625	7,174,555	18,595,382	17,716,015	6,783,743	23,900,381	6,683,975

(Deduct): Aggregate grant date fair value (“GDFV”) for stock awards and option awards included in the SCT (b)	(14,997,563)	(4,441,759)	(13,552,685)	(12,044,670)	(4,432,973)	(15,283,808)	(3,893,129)

Add: Fair value at fiscal year end of awards granted during the covered fiscal year that were outstanding and unvested at fiscal year end (c)	18,527,276	5,502,775	12,022,907	14,208,859	5,110,606	15,625,764	3,934,323

Add: Year-over-year change in fair value at fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the fiscal year end (d)	1,100,946	494,333	8,156,040	5,143,672	2,005,209	8,814,092	2,432,618

Add: Fair value at vesting date of Stock Awards and Options granted and vested during the fiscal year (e)	281,459	120,064	339,121	205,328	96,519	307,588	111,647

Add/(Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year (f)	108,992	(28,946)	8,772,467	5,103,456	1,800,418	4,838,412	1,285,975

Add: Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year (g)	0	0	0	0	0	0	0

(Deduct): Aggregate change in the actuarial present value of the accumulated benefit under pension plan (h)	0	(9,500)	0	0	0	0	0

Add: Aggregate service cost and prior service cost for pension plans (i)	0	0	0	0	0	0	0

Total value of adjustments for stock awards and option awards	5,021,110	1,636,966	15,737,850	12,616,645	4,579,779	14,302,048	3,871,434

CAP Amounts (as calculated)	26,736,735	8,811,521	34,333,232	30,332,659	11,363,522	38,202,429	10,555,409
-Footnotes:

a)
Mr. Moeller served as CEO for the entirety of fiscal 2023. David Taylor is listed as the additional CEO in FY 2022. Mr. Taylor served 4 months as CEO and 8 months as Executive Chairman of the Board before retiring at the end of FY 2022. Mr. Moeller served 8 months as CEO in FY 2022. Mr. Taylor served as CEO for the entirety of fiscal 2021.

b)
Represents the aggregate grant date fair value as of the indicated fiscal year of the RSUs, PSUs and options granted to the CEO, and the additional CEO in fiscal
2021-22,
and the average grant date fair values for the respective NEOs as applicable for each year, during such fiscal year, calculated using the same methodology used for financial statement reporting purposes.

c)
Represents the aggregate fair value as of the indicated fiscal year-end
of outstanding and unvested stock awards and option awards granted during such fiscal year. Stock option fair values are calculated using an industry standard lattice-based valuation model as of the measurement date, which is based on the stock price and assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. PSU fair values are calculated using the stock price and a Monte-Carlo simulation as of the measurement date, as well as a modifier for forecasted performance. RSU fair values as of the measurement date are calculated using the stock price on the measurement date plus accrued dividends. In fiscal
2021-22,
the additional CEO (Mr. Taylor) as well as one
non-CEO
NEO retired on June 30, 2022, and, as such, the fair value of their 2022 options, RSUs and PSUs were pro-rated
at 75% to reflect their fiscal year service and will not vest until 2025.

d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested RSUs, PSUs and options. See footnote (c) above for information about our equity valuations.

e)
Represents the aggregate fair value at vesting of RSUs, PSUs and options that were granted and vested during the indicated fiscal year. See footnote (c) above for information about our equity valuations. Amounts in this row reflect the annual grant of RSUs under our PST Restoration Program, which is described in the Grants of Plan-Based Awards Table and footnotes. Additionally, for the CEO, an additional CEO in fiscal
2021-22,
and any other retirement-eligible NEOs, this row includes the portion of any current year RSUs that was withheld to pay required payroll employment tax (FICA/Medicare) obligations (and income taxes due on the amounts withheld) due in connection with the executive qualifying as retirement-eligible during the applicable year.

f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each RSU, PSU and option that was granted in a prior fiscal year and which vested during the indicated fiscal year. See footnote (c) above for information about our equity valuations.

g)
Represents the fair value at the end of the prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year. No amounts were required to be reported for any CEO, additional CEO, or Other NEO.

h)	Represents the aggregate change in the actuarial present value of the accumulated benefit under pension plans.

i)
There are no service costs or prior service costs for any of the CEO, and the additional CEO for fiscal
2021-22,
or the other NEOs. The applicable executives earned pensions in their home country but have been localized to the United States. As such, they are no longer earning benefits in their home country pension plans.

Non-PEO NEO Average Total Compensation Amount	$ 7,174,555	$ 6,783,743	$ 6,683,975
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,811,521	11,363,522	10,555,409
Adjustment to Non-PEO NEO Compensation Footnote

	2022-23		2021-22			2020-21

Adjustments	CEO (a) (Moeller)	Other NEOs Average	CEO (a) (Taylor)	CEO (a) (Moeller)	Other NEOs Average	CEO (a) (Taylor)	Other NEOs Average

Summary Compensation Table (SCT) Total	21,715,625	7,174,555	18,595,382	17,716,015	6,783,743	23,900,381	6,683,975

(Deduct): Aggregate grant date fair value (“GDFV”) for stock awards and option awards included in the SCT (b)	(14,997,563)	(4,441,759)	(13,552,685)	(12,044,670)	(4,432,973)	(15,283,808)	(3,893,129)

Add: Fair value at fiscal year end of awards granted during the covered fiscal year that were outstanding and unvested at fiscal year end (c)	18,527,276	5,502,775	12,022,907	14,208,859	5,110,606	15,625,764	3,934,323

Add: Year-over-year change in fair value at fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the fiscal year end (d)	1,100,946	494,333	8,156,040	5,143,672	2,005,209	8,814,092	2,432,618

Add: Fair value at vesting date of Stock Awards and Options granted and vested during the fiscal year (e)	281,459	120,064	339,121	205,328	96,519	307,588	111,647

Add/(Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year (f)	108,992	(28,946)	8,772,467	5,103,456	1,800,418	4,838,412	1,285,975

Add: Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year (g)	0	0	0	0	0	0	0

(Deduct): Aggregate change in the actuarial present value of the accumulated benefit under pension plan (h)	0	(9,500)	0	0	0	0	0

Add: Aggregate service cost and prior service cost for pension plans (i)	0	0	0	0	0	0	0

Total value of adjustments for stock awards and option awards	5,021,110	1,636,966	15,737,850	12,616,645	4,579,779	14,302,048	3,871,434

CAP Amounts (as calculated)	26,736,735	8,811,521	34,333,232	30,332,659	11,363,522	38,202,429	10,555,409
-Footnotes:

a)
Mr. Moeller served as CEO for the entirety of fiscal 2023. David Taylor is listed as the additional CEO in FY 2022. Mr. Taylor served 4 months as CEO and 8 months as Executive Chairman of the Board before retiring at the end of FY 2022. Mr. Moeller served 8 months as CEO in FY 2022. Mr. Taylor served as CEO for the entirety of fiscal 2021.

b)
Represents the aggregate grant date fair value as of the indicated fiscal year of the RSUs, PSUs and options granted to the CEO, and the additional CEO in fiscal
2021-22,
and the average grant date fair values for the respective NEOs as applicable for each year, during such fiscal year, calculated using the same methodology used for financial statement reporting purposes.

c)
Represents the aggregate fair value as of the indicated fiscal year-end
of outstanding and unvested stock awards and option awards granted during such fiscal year. Stock option fair values are calculated using an industry standard lattice-based valuation model as of the measurement date, which is based on the stock price and assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. PSU fair values are calculated using the stock price and a Monte-Carlo simulation as of the measurement date, as well as a modifier for forecasted performance. RSU fair values as of the measurement date are calculated using the stock price on the measurement date plus accrued dividends. In fiscal
2021-22,
the additional CEO (Mr. Taylor) as well as one
non-CEO
NEO retired on June 30, 2022, and, as such, the fair value of their 2022 options, RSUs and PSUs were pro-rated
at 75% to reflect their fiscal year service and will not vest until 2025.

d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested RSUs, PSUs and options. See footnote (c) above for information about our equity valuations.

e)
Represents the aggregate fair value at vesting of RSUs, PSUs and options that were granted and vested during the indicated fiscal year. See footnote (c) above for information about our equity valuations. Amounts in this row reflect the annual grant of RSUs under our PST Restoration Program, which is described in the Grants of Plan-Based Awards Table and footnotes. Additionally, for the CEO, an additional CEO in fiscal
2021-22,
and any other retirement-eligible NEOs, this row includes the portion of any current year RSUs that was withheld to pay required payroll employment tax (FICA/Medicare) obligations (and income taxes due on the amounts withheld) due in connection with the executive qualifying as retirement-eligible during the applicable year.

f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each RSU, PSU and option that was granted in a prior fiscal year and which vested during the indicated fiscal year. See footnote (c) above for information about our equity valuations.

g)
Represents the fair value at the end of the prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year. No amounts were required to be reported for any CEO, additional CEO, or Other NEO.

h)	Represents the aggregate change in the actuarial present value of the accumulated benefit under pension plans.

i)
There are no service costs or prior service costs for any of the CEO, and the additional CEO for fiscal
2021-22,
or the other NEOs. The applicable executives earned pensions in their home country but have been localized to the United States. As such, they are no longer earning benefits in their home country pension plans.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table shows the financial metrics that are most important in linking compensation actually paid to our CEO and other NEOs to the Company’s performance for the most recently completed fiscal year. These metrics are included in our short- and/or long-term incentive programs, STAR and PSP, as detailed in the CD&A section above:

Financial Metrics

Organic Sales Growth

Core EPS Growth

Relative Organic Sales Growth

Constant Currency Before Tax Operating Profit

Free Cash Flow Productivity

Relative TSR

Total Shareholder Return Amount	$ 136.63	126.14	115.62
Peer Group Total Shareholder Return Amount	140.17	131.49	123.29
Net Income (Loss)	$ 14,700,000,000	$ 14,800,000,000	$ 14,400,000,000
Company Selected Measure Amount	0.069	0.067	0.064
PEO Name	Mr. Moeller	Mr. Taylor	Mr. Taylor
Measure:: 1
Pay vs Performance Disclosure
Name	Organic Sales Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Core EPS Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Organic Sales Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Constant Currency Before Tax Operating Profit
Measure:: 5
Pay vs Performance Disclosure
Name	Free Cash Flow Productivity
Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR
Mr. Moeller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 21,715,625	$ 17,716,015
PEO Actually Paid Compensation Amount	26,736,735	30,332,659
David Taylor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		18,595,382	$ 23,900,381
PEO Actually Paid Compensation Amount		34,333,232	38,202,429
PEO | Mr. Moeller [Member] | Aggregate grant date fair value (GDFV) for stock awards and option awards included in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,997,563)	(12,044,670)
PEO | Mr. Moeller [Member] | Fair value at fiscal year end of awards granted during the covered fiscal year that were outstanding and unvested at fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,527,276	14,208,859
PEO | Mr. Moeller [Member] | Yearoveryear change in fair value at fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,100,946	5,143,672
PEO | Mr. Moeller [Member] | Fair value at vesting date of Stock Awards and Options granted and vested during the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	281,459	205,328
PEO | Mr. Moeller [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,992	5,103,456
PEO | Mr. Moeller [Member] | Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Moeller [Member] | Aggregate change in the actuarial present value of the accumulated benefit under pension plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Moeller [Member] | Aggregate service cost and prior service cost for pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Moeller [Member] | Total value of adjustments for stock awards and option awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,021,110	12,616,645
PEO | David Taylor [Member] | Aggregate grant date fair value (GDFV) for stock awards and option awards included in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(13,552,685)	(15,283,808)
PEO | David Taylor [Member] | Fair value at fiscal year end of awards granted during the covered fiscal year that were outstanding and unvested at fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		12,022,907	15,625,764
PEO | David Taylor [Member] | Yearoveryear change in fair value at fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,156,040	8,814,092
PEO | David Taylor [Member] | Fair value at vesting date of Stock Awards and Options granted and vested during the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		339,121	307,588
PEO | David Taylor [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,772,467	4,838,412
PEO | David Taylor [Member] | Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | David Taylor [Member] | Aggregate change in the actuarial present value of the accumulated benefit under pension plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | David Taylor [Member] | Aggregate service cost and prior service cost for pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | David Taylor [Member] | Total value of adjustments for stock awards and option awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		15,737,850	14,302,048
Non-PEO NEO | Aggregate grant date fair value (GDFV) for stock awards and option awards included in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,441,759)	(4,432,973)	(3,893,129)
Non-PEO NEO | Fair value at fiscal year end of awards granted during the covered fiscal year that were outstanding and unvested at fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,502,775	5,110,606	3,934,323
Non-PEO NEO | Yearoveryear change in fair value at fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	494,333	2,005,209	2,432,618
Non-PEO NEO | Fair value at vesting date of Stock Awards and Options granted and vested during the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	120,064	96,519	111,647
Non-PEO NEO | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,946)	1,800,418	1,285,975
Non-PEO NEO | Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate change in the actuarial present value of the accumulated benefit under pension plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,500)	0	0
Non-PEO NEO | Aggregate service cost and prior service cost for pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Total value of adjustments for stock awards and option awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,636,966	$ 4,579,779	$ 3,871,434